Share Based Compensation (Details) - USD ($)				1 Months Ended		6 Months Ended
	Mar. 11, 2021	Aug. 10, 2020	Mar. 15, 2019	Jun. 01, 2020	Mar. 16, 2020	Jun. 30, 2021	Jun. 30, 2020
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)						752,185	685,569
Weighted-average grant date fair value of share option grants						$ 2.76	$ 3.02
2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Weighted-average grant date fair value of share option grants						$ 2.57	$ 1.76
Maximum contractual term						12 years 9 months 18 days
Directors, Employees, External Consultants and Advisors [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)	752,185	27,473	218,222	148,792	536,777
Stock option exercise price	$ 2.76	$ 3.64	$ 12.91	$ 3.11	$ 2.99
Employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)						$ 491,696
Employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)						$ 221,223
Non-employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)							$ 427,062
Non-employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)							$ 157,032
Class A Ordinary Shares [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Total shares issued (in Shares)						5,500,000
Stock option related, description						Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan.